Accumulated Other Comprehensive Income (Loss) (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Text Block [Abstract]
Summary of Accumulated Other Comprehensive Income (Loss)

	Available For Sale Debt Security	Foreign Currency Translation Adjustment	Cash Flow Hedge	Accumulated Other Comprehensive Income (Loss)
Balance at March 31, 2018	$—	$1,268	$1,268	$2,536
Cumulative effect of accounting change of the Joint Venture-ASU 2017-12	—	—	490	490
Change associated with foreign currency translation	—	(2,593)	—	(2,593)
Change associated with current period hedging	—	—	1,206	1,206
Reclassification into earnings	—	—	(424)	(424)

Balance at June 30, 2018	$—	$(1,325)	$2,540	$1,215
Change associated with foreign currency translation	—	566	—	566
Change associated with current period hedging	—	—	1,866	1,866
Reclassification into earnings	—	—	(388)	(388)

Balance at September 30, 2018	$—	$(759)	$4,018	$3,259
Change associated with foreign currency translation	—	(2,418)	—	(2,418)
Change associated with current period hedging	—		(6,168)	(6,168)
Reclassification into earnings	—	—	(375)	(375)

Balance at December 31, 2018	$—	$(3,177)	$(2,525)	$(5,702)

Balance at March 31, 2019	$—	$(1,565)	$(1,691)	$(3,256)
Cumulative effect of accounting change of the Joint Venture-ASU 2018-02	—	—	422	422
Change associated with foreign currency translation	—	226	—	226
Change associated with current period hedging	—	—	(5,117)	(5,117)
Reclassification into earnings	—	—	(314)	(314)

Balance at June 30, 2019	$—	$(1,339)	$(6,700)	$(8,039)
Unrealized gain (loss) on available for sale debt securities of the Joint Venture	1,173	—	—	1,173
Change associated with foreign currency translation	—	1,583	—	1,583
Change associated with current period hedging	—	—	(1,509)	(1,509)
Reclassification into earnings	—	—	199	199

Balance at September 30, 2019	$1,173	$244	$(8,010)	$(6,593)
Unrealized gain (loss) on available for sale debt securities of the Joint Venture	134			134
Change associated with foreign currency translation	—	1,728	—	1,728
Change associated with current period hedging	—	—	289	289
Reclassification into earnings	—	—	1,024	1,024

Balance at December 31, 2019	$1,307	1,972	$(6,697)	$(3,418)

	Foreign Currency Translation Adjustment	Cash Flow Hedge	Accumulated Other Comprehensive Income (Loss)
Balance at June 22, 2016 (inception)	$—	$—	$—
Change associated with foreign currency translation	26	—	26
Change associated with current period hedging (net of taxes of $194)	—	(337)	(337)
Reclassification into earnings	—	(1)	(1)
Balance at March 31, 2017	$26	$(338)	$(312)
Change associated with foreign currency translation	1,242	—	1,242
Change associated with current period hedging (net of taxes of $623)	—	1,267	1,267
Reclassification into earnings	—	339	339
Balance at March 31, 2018	$1,268	$1,268	$2,536
Cumulative effect of accounting change by the Joint Venture		490	490
Change associated with foreign currency translation	(2,833)	—	(2,833)
Change associated with current period hedging (net of taxes of $2,139)	—	(1,671)	(1,671)
Reclassification into earnings	—	(1,778)	(1,778)
Balance at March 31, 2019	$(1,565)	$(1,691)	$(3,256)